SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Impax Asset Management Limited
Address:    Mezzanine Floor
		Pegasus House
		37-43 Sackville Street
		London W1S 3EH
		UNITED KINGDOM

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Knight
Title:      Chief Compliance Officer
Phone:      44(0)207 7432 2626

Signature, Place, and Date of Signing:

     M B Knight            		London United Kingdom	13th February 2009
- -----------------------             ------------            -----------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   31
                                          -----------
Form 13F Information Table Value Total:   $328667
                                          -----------
                                          (thousands)

List of Other Included Managers:


ISSUER                           CLASS   CUSIP        	 VALUE    SH/PRN	PUT/  INV         OTHER        VOTING AUTH
                                                        '000s          		CALL  DISCRETION   MGRS    SOLE
Active Power Inc		Common	00504W100	 1344	4198585			S		     S
American Water Works 		Common	030420103	  342	  16400			S		     S
Badger Meter			Common	056525108	10501	 261857			S		     S
Ballard Power Systems Inc	Common	058586108	 1581	1399114			S		     S
California Water Services	Common	130788102	  293	   6300			S		     S
Clarcor Inc			Common	179895107	18441	 555774			S		     S
Covanta Holdings Corp.		Common	22282E102	22462	1022850			S		     S
Danaher Corp			Common	235851102	  328	   5795			S		     S
Dionex Corp			Common	254546104	13813	 307975			S		     S
Emerson Electric Co.		Common	291011104	  374	  10218			S		     S
Esco Technologies Inc		Common	296315104	 7914	 193264			S		     S
Itron Inc			Common	465741106	24334	 381930			S		     S
Johnson Controls inc		Common	478366107	  252	  13800			s		     S
LKQ Corp			Common	501889208	19512	1673400			S		     S
Metalico Inc			Common	591176102	 3969	2560818			S		     S
Mueller water Products Inc-B	Common	624758207	21413	2536516			S		     S
Ormat Technologies Inc		Common	686688102	25225	 791387			S		     S
Pall corp			Common	696429307	25571	 899100			S		     S
Pentair Inc.			Common	709631105	21256	 897430			s		     S
Polypore International		Common	73179V103	 8952	1184160			S		     S
Power Integrations Inc		Common	739276103	14905	 749771			S		     S
Praxair Inc			Common	74005P104	  325	   5480			S		     S
Regal Beloit			Common	758750103	28332	 742650			S		     S
Republic services Inc		Common	760759100	  211	   8451			S		     S
Roper Industries Inc		Common	776696106	  204	   4700			S		     S
Sims group Ltd ADR		Common	829160100	13400	1078934			S		     S
Stericycle Inc			Common	858912108	17180	 329868			S		     S
Sunpower Corp class B		Common	867652307	11229	 368900			S		     S
Televent GIT 			Common			14268	 976562			S		     S
Thermo Fisher Scientific Inc	Common	883556102	  438	  12850			S		     S
Waste Management Inc		Common	94106L109	  298	   8977			S